Deferred income and contract liabilities	6 Months Ended
Jun. 30, 2026
Accruals and deferred income including contract liabilities [abstract]
Disclosure of Deferred Income and Contract Liabilities Explanatory

Note 14. Deferred income and contract liabilities

	As of December 31, 2025	As of June 30, 2026

	$ in thousands
Deferred revenues	96,803	90,918
Total deferred income and contract liabilities	96,803	90,918

As of June 30, 2026, the deferred income and contract liabilities included $90.6 million of deferred revenues related to the AZ JRCA, including upfront payments received under the IIA and the SIA.

The $5.9 million decrease in deferred revenues between December 31, 2025 and June 30, 2026 was primarily attributable to (i) revenue recognized in the six-month period ended June 30, 2026 of $10.6 million, of which $5.5 million were included in deferred revenues at the beginning of the year, and (ii) a foreign exchange impact of $2.9 million, partially offset by (iii) additional consideration received from customers of $7.3 million.

As of December 31, 2025, the deferred revenues and contract liabilities included $96.8 million of deferred revenues related to the AZ JRCA, including upfront payments received under the IIA and the SIA.

The accounting treatment of the AZ JRCA, the IIA and the SIA is described in Note 2.3 "Accounting treatment of transactions with AstraZeneca".